Vanguard® Short-Term Inflation-Protected Securities Index Fund
Schedule of Investments (unaudited)
As of June 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.3%)
U.S. Government Securities (99.3%)
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/22	3,250,014	3,261,694
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/23	4,010,825	4,077,255
	United States Treasury Inflation Indexed Bonds	0.625%	4/15/23	3,448,760	3,479,850
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/23	3,850,099	3,916,273
	United States Treasury Inflation Indexed Bonds	0.625%	1/15/24	3,665,090	3,723,502
	United States Treasury Inflation Indexed Bonds	0.500%	4/15/24	2,057,739	2,084,426
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/24	3,327,744	3,357,381
	United States Treasury Inflation Indexed Bonds	0.125%	10/15/24	2,968,589	2,983,895
	United States Treasury Inflation Indexed Bonds	0.250%	1/15/25	3,043,243	3,058,459
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/25	2,074,131	2,195,986
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/25	2,431,679	2,430,919
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/25	3,337,409	3,366,611
	United States Treasury Inflation Indexed Bonds	0.125%	10/15/25	2,958,598	2,956,287
	United States Treasury Inflation Indexed Bonds	0.625%	1/15/26	2,809,786	2,841,396
	United States Treasury Inflation Indexed Bonds	2.000%	1/15/26	1,338,547	1,417,396
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/26	2,285,575	2,263,433
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/26	2,800,128	2,776,064
	United States Treasury Inflation Indexed Bonds	0.125%	10/15/26	3,161,917	3,130,792
	United States Treasury Inflation Indexed Bonds	0.375%	1/15/27	2,607,841	2,596,839
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/27	1,294,124	1,404,731
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/27	3,230,870	3,178,369
Total U.S. Government and Agency Obligations (Cost $62,151,133)					60,501,558
				Shares
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[1]	Vanguard Market Liquidity Fund (Cost $220,496)	1.417%		2,205,651	220,499
Total Investments (99.7%) (Cost $62,371,629)					60,722,057
Other Assets and Liabilities—Net (0.3%)					182,141
Net Assets (100%)					60,904,198
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of June 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	60,501,558	—	60,501,558
Temporary Cash Investments	220,499	—	—	220,499
Total	220,499	60,501,558	—	60,722,057